Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Cash flows from operating activities:
Net income (loss)	$ (524,080,000)	(592,524,000,000)	718,569,000,000	1,332,938,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	3,155,882,000	3,568,040,000,000	2,203,993,000,000	2,313,454,000,000
Depreciation and amortization	318,033,000	359,568,000,000	431,007,000,000	407,187,000,000
Accretion of discounts on finance debentures	78,155,000	88,363,000,000	139,967,000,000	155,458,000,000
Net loss (gain) on valuation of trading securities	(16,169,000)	(18,281,000,000)	37,405,000,000	(74,578,000,000)
Net gain on valuation of derivatives	(330,677,000)	(373,863,000,000)	(707,639,000,000)	(652,909,000,000)
Net loss (gain) on transaction of derivatives	(340,006,000)	(384,411,000,000)	624,822,000,000	473,307,000,000
Net gain on sales of available-for-sale securities	(65,889,000)	(74,494,000,000)	(165,251,000,000)	(16,306,000,000)
Impairment losses on available-for-sale securities	1,340,000	1,516,000,000	6,667,000,000	224,925,000,000
Net gain on redemption of available-for-sale securities	(88,389,000)	(99,933,000,000)	(12,049,000,000)	(43,254,000,000)
Impairment losses on held-to-maturities securities	797,000	901,000,000	8,208,000,000	17,218,000,000
Net loss (gain) of equity method investments	90,433,000	102,244,000,000	(10,181,000,000)	8,673,000,000
Loss (gain) on sales of equity method investments			13,885,000,000	(343,660,000,000)
Loss on impairment of other securities	128,648,000	145,449,000,000	247,000,000	205,681,000,000
Net gain on other securities	(42,801,000)	(48,391,000,000)	(109,448,000,000)	(143,669,000,000)
Net loss(gain) on fair value hedge accounting	(142,000)	(161,000,000)	17,168,000,000	27,032,000,000
Net loss (gain) on sales of loans	(48,809,000)	(55,184,000,000)	(48,969,000,000)	3,293,000,000
Net gain on disposal of premises and equipment	(5,199,000)	(5,878,000,000)	(3,297,000,000)	(3,538,000,000)
Impairment loss on other assets	(105,000)	(119,000,000)	2,655,000,000	2,272,000,000
Non-cash stock compensation expense	4,245,000	4,800,000,000	23,039,000,000	(20,139,000,000)
Net change in:
Trading assets	2,118,975,000	2,395,713,000,000	5,418,467,000,000	(6,279,966,000,000)
Accrued interest and dividend receivable	64,061,000	72,427,000,000	94,416,000,000	(223,467,000,000)
Deferred income tax assets	(275,107,000)	(311,035,000,000)	(12,390,000,000)
Income tax receivable	470,343,000	531,770,000,000	179,358,000,000	(42,805,000,000)
Other assets	(94,450,000)	(106,786,000,000)	768,519,000,000	(761,952,000,000)
Trading liabilities	(863,932,000)	(976,762,000,000)	(3,944,966,000,000)	6,506,002,000,000
Accrued interest payable	(102,256,000)	(115,612,000,000)	(1,142,141,000,000)	765,565,000,000
Deferred income tax liabilities	(5,764,000)	(6,516,000,000)	25,153,000,000	(40,504,000,000)
Other liabilities	207,697,000	234,822,000,000	(677,230,000,000)	(372,488,000,000)
Net cash provided by operating activities	3,834,834,000	4,335,663,000,000	3,879,984,000,000	3,423,770,000,000
Cash flows from investing activities:
Net change in restricted cash	2,379,954,000	2,690,776,000,000	(1,256,294,000,000)	(797,452,000,000)
Net change in interest-bearing deposits in other banks	(404,117,000)	(456,894,000,000)	(230,643,000,000)	(126,922,000,000)
Net change in call loans and securities purchased under resale agreements	(720,184,000)	(814,240,000,000)	(625,426,000,000)	211,951,000,000
Proceeds from sales of available-for-sale securities	3,304,355,000	3,735,904,000,000	3,627,220,000,000	8,510,135,000,000
Proceeds from maturities of available-for-sale securities	17,741,657,000	20,058,718,000,000	29,437,945,000,000	13,206,773,000,000
Purchases of available-for-sale securities	(20,687,395,000)	(23,389,168,000,000)	(36,743,215,000,000)	(22,295,970,000,000)
Proceeds from maturities, prepayments and calls of held-to-maturity securities	2,797,034,000	3,162,326,000,000	1,158,695,000,000	1,735,488,000,000
Purchases of held-to-maturity securities	(3,210,235,000)	(3,629,492,000,000)	(1,181,732,000,000)	(3,322,132,000,000)
Net change in venture capital securities	3,139,000	3,548,000,000	5,172,000,000	9,949,000,000
Proceeds from sales of equity method investment			3,354,000,000	699,932,000,000
Purchases of equity method investment	(186,324,000)	(210,658,000,000)	(20,672,000,000)	(812,616,000,000)
Net change in other securities	(239,778,000)	(271,093,000,000)	(137,305,000,000)	(415,690,000,000)
Acquisition of subsidiaries, net of cash acquired			5,501,000,000	(267,543,000,000)
Net originations and repayments of loans	(2,975,457,000)	(3,364,052,000,000)	(1,229,354,000,000)	(28,957,933,000,000)
Proceeds from sales of loans	466,613,000	527,553,000,000	2,652,508,000,000	529,769,000,000
Proceeds from sales of premises and equipment	11,339,000	12,821,000,000	17,584,000,000	13,956,000,000
Payments for purchases of premises and equipment	(105,975,000)	(119,816,000,000)	(187,103,000,000)	(454,877,000,000)
Net change in security deposits	(60,486,000)	(68,385,000,000)	(60,433,000,000)	(91,356,000,000)
Net cash used in investing activities	(1,885,860,000)	(2,132,152,000,000)	(4,764,198,000,000)	(32,624,538,000,000)
Cash flows from financing activities:
Net decrease in non-interest bearing deposits	(19,358,000)	(21,886,000,000)	(334,414,000,000)	(239,913,000,000)
Net increase in interest-bearing deposits	9,527,311,000	10,771,578,000,000	10,802,342,000,000	20,494,149,000,000
Net increase (decrease) in call money	(666,158,000)	(753,159,000,000)	(2,084,586,000,000)	2,581,415,000,000
Net decrease in secured borrowings	(1,723,652,000)	(1,948,761,000,000)	(1,209,926,000,000)	(435,263,000,000)
Net increase (decrease) in other borrowed funds	(139,568,000)	(157,796,000,000)	(2,347,833,000,000)	2,533,164,000,000
Proceeds from issuance of long-term debt	7,954,094,000	8,992,899,000,000	8,748,413,000,000	15,981,200,000,000
Repayment of long-term debt	(15,754,975,000)	(17,812,574,000,000)	(14,393,996,000,000)	(7,255,854,000,000)
Cash dividends paid to noncontrolling interests by subsidiaries				(1,535,000,000)
Payment for stock option exercise	(3,737,000)	(4,225,000,000)	(1,363,000,000)	(894,000,000)
Proceeds from issuance of common stock			1,103,883,000,000
Proceeds from reissuance of treasury stock			257,962,000,000	1,595,000,000
Purchases of treasury stock			(2,294,000,000)	(3,411,293,000,000)
Cash dividends paid on common stocks	(69,783,000)	(78,897,000,000)		(824,065,000,000)
Increase in noncontrolling interests	1,124,000	1,271,000,000	31,158,000,000	1,013,000,000
Net cash provided by (used in) financing activities	(894,702,000)	(1,011,550,000,000)	569,346,000,000	29,423,719,000,000
Effect of exchange rate changes on cash	(17,879,000)	(20,214,000,000)	(62,973,000,000)	79,996,000,000
Net increase (decrease) in cash and cash equivalents	1,036,393,000	1,171,747,000,000	(377,841,000,000)	302,947,000,000
Cash and cash equivalents, beginning of year	2,384,194,000	2,695,569,000,000	3,073,410,000,000	2,770,463,000,000
Cash and cash equivalents, end of year	3,420,587,000	3,867,316,000,000	2,695,569,000,000	3,073,410,000,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	6,267,961,000	7,086,557,000,000	9,373,680,000,000	8,593,635,000,000
Cash paid (received) during the year for income tax, net	32,605,000	36,863,000,000	(130,031,000,000)	1,114,677,000,000
Supplemental schedule of noncash investing and financing activities:
Bonds and securities received in connection with loan restructuring	46,423,000	52,486,000,000	9,037,000,000	40,000,000
Increase (decrease) in cumulative translation adjustments, net of tax	(27,035,000)	(30,566,000,000)	(117,655,000,000)	91,626,000,000
Increase (decrease) in unrealized gains on investment securities, net of tax	140,633,000	158,999,000,000	(3,889,000,000)	431,269,000,000
Issuance of common stock-reorganization:
Acquisition of treasury stock				856,555,000,000
Acquisition of noncontrolling interests				33,459,000,000
Goodwill-noncontrolling interests				68,935,000,000